Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues

Note 4 - Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Group’s Customers in an amount that reflects the consideration to which the Group expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Group’s revenues disaggregated by service lines for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	3,069,160	2,806,930	3,904,853	2,858,186
Related Parties	2,900	11,000	2,100	1,537
	3,072,060	2,817,930	3,906,953	2,859,723
- Property Management
Independent Third Parties	-	846,726	4,182,808	3,061,637
Related Parties	-	-	-	-
	-	846,726	4,182,808	3,061,637
- Emerging and other services
Independent Third Parties	970,376	828,509	2,791,254	2,043,079
Related Parties	2,983,156	511,328	5,020	3,674
	3,953,532	1,339,837	2,796,274	2,046,753

Total operating revenues	7,025,592	5,004,493	10,886,035	7,968,113

The Group elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.